10010683

NASDAQ® THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
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CERT NAS

1-34654

P. William Slattery
Vice President
Listing Qualifications

Rec
MAR 09 2010
Washington, DC 20549

Via Electronic Mail

March 9, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on March 9, 2010 The Nasdaq Stock Market (the "Exchange") received from Washington Federal, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Warrants (expiring November 14, 2018)

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery